Disposals and other non-operating items - Summary of Disposals and Other Non-operating Items (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Disposals And Nonoperating Items [Abstract]
Revaluation of investments	£ (11)	£ 5	£ (13)
(Loss)/Gain on disposal of businesses and assets held for sale	(22)	10	(23)
Net (loss)/gain on disposals and other non-operating items	£ (33)	£ 15	£ (36)